Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 1,419	£ 1,415
Exchange and other adjustments	3	20
Gains recognised in the income statement within other income	(249)	195
Additions	202	2
Redemptions	(24)	(10)
Transfers into the level 3 portfolio	0	51
Transfers out of the level 3 portfolio	(43)	(159)
Balance at end of period	1,308	1,514
At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	45	48
Exchange and other adjustments	0	0
Gains recognised in the income statement within other income	(2)	1
Additions	1	0
Redemptions	(5)	(2)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	39	47
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	(2)	0
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	1,374	1,367
Exchange and other adjustments	3	20
Gains recognised in the income statement within other income	(247)	194
Additions	201	2
Redemptions	(19)	(8)
Transfers into the level 3 portfolio	0	51
Transfers out of the level 3 portfolio	(43)	(159)
Balance at end of period	1,269	1,467
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	(244)	195
Level 3 financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	£ (246)	£ 195